INCOME TAXES (Schedule of Income Tax Rates of Groups Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PRC [Member]
Income Tax Examination [Line Items]
Income tax rates	25.00%
Hong Kong [Member]
Income Tax Examination [Line Items]
Income tax rates	16.50%
Germany [Member]
Income Tax Examination [Line Items]
Income tax rates	29.13%	29.13%	29.13%
Malaysia [Member]
Income Tax Examination [Line Items]
Income tax rates	25.00%	25.00%	25.00%
South Korea [Member]
Income Tax Examination [Line Items]
Income tax rates	22.00%
USA [Member]
Income Tax Examination [Line Items]
Income tax rates	35.00%